SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - SGD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 1,046	$ 1,396
Payroll payable	532	507
Payable to other services	5	29
Deposits	6	6
Others	100	147
Total	$ 1,689	$ 2,085